Acquisitions & Divestitures - 2024 Acquisition Schedule (Details) - Oaktree Capital Management $ in Thousands	Jun. 06, 2024 USD ($)
Consideration paid
Cash consideration	$ 176,653
Oaktree Seller's Note	83,348
Elimination of Oaktree liability	(39,238)
Total consideration	220,763
Net assets acquired
Natural gas and oil properties	314,714
Asset retirement obligation, asset portion	63,770
Property, plant and equipment	457
Restricted cash	6,153
Derivative financial instruments, net	39,841
Asset retirement obligation, liability portion	(63,770)
Borrowings	(132,576)
Other current liabilities	(7,826)
Net assets acquired	$ 220,763